Dividends_Details of dividend approved and paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends [Abstract]
Dividend paid	₩ 437,626	₩ 336,636
Dividend paid per share	₩ 650	₩ 500